EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Feb-19	15-Feb-19	15-Mar-19
To	28-Feb-19	15-Mar-19
Days	28

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$29,868,000.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,265,485.21
Series Nominal Liquidation Amount	970,429,485.21

Required Participation Amount	$970,429,485.21
Excess Receivables	$289,206,903.05

Total Collateral	1,259,636,388.25

Collateral as Percent of Notes	165.74%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,323,208,299.80
Total Principal Collections	($1,676,396,431.10)
Investment in New Receivables	$1,490,928,999.18
Receivables Added for Additional Accounts	$0.00
Repurchases	($23,458,353.93)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($728,803,135.38)
Less Servicing Adjustment	($1,692,461.83)

Ending Balance	$5,383,786,916.74

SAP for Next Period	23.40%

Average Receivable Balance	$5,494,113,696.79
Monthly Payment Rate	30.51%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$24,896,644.01
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$24,896,644.01

Series Allocation Percentage at Month-End	23.40%
Floating Allocation Percentage at Month-End	70.99%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	28
LIBOR	2.488750%
Applicable Margin	0.430000%
	2.918750%

	Actual	Per $1000
Interest	1,725,305.56	2.27
Principal	—	—

		2.27
Total Due Investors	1,725,305.56
Servicing Fee	781,913.33

Excess Cash Flow	1,627,687.75

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.38%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		43.47%